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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21792

                      AIM Core Allocation Portfolio Series
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 11/30/06

Item 1.  Schedule of Investments.

                      AIM CORE ALLOCATION PORTFOLIO SERIES
                             SERIES C AND SERIES M
          Quarterly Schedule of Portfolio Holdings - November 30, 2006


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com            PAM/CAPS-QTR-1 11/06          A I M Advisors, Inc.

SERIES C


SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)


                                                   PRINCIPAL
                                                    AMOUNT               VALUE
--------------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS &
  NOTES--85.25%

BROADCASTING & CABLE TV--6.30%

Comcast Corp., Unsec. Gtd.
  Notes, 5.90%, 03/15/16(a)                      $   520,000         $   529,896
--------------------------------------------------------------------------------
Intelsat Bermuda Ltd.
  (Bermuda), Sr. Gtd. Notes,
  9.25%, 06/15/16
  (Acquired 09/12/06-10/12/06; Cost
  $371,250)(a)(b)                                    350,000             378,000
================================================================================
                                                                         907,896
================================================================================

CASINOS & GAMING--0.73%

Poster Financial Group Inc.,
  Sr. Sec. Putable Global
  Notes, 8.75%, 12/01/11(a)                          100,000             104,625
================================================================================
COAL & CONSUMABLE FUELS--2.42%

Peabody Energy Corp., Sr.
  Unsec. Gtd. Global, 7.38%,
  11/01/16(a)                                        330,000             348,975
================================================================================
CONSUMER FINANCE--2.59%

HSBC Finance Corp., Global
  Notes, 4.75%, 05/15/09(a)                          375,000             373,440
================================================================================
DEPARTMENT STORES--2.79%

Dillard's, Inc., Notes, 7.13%,
  08/01/18(a)                                        200,000             199,000
--------------------------------------------------------------------------------
Federated Retail Holdings Inc.,
  Gtd. Notes, 5.90%, 12/01/16(a)                     200,000             203,126
================================================================================
                                                                         402,126
================================================================================

DIVERSIFIED BANKS--5.64%

Wachovia Corp., Sr. Unsec.
  Notes, 5.35%, 03/15/11(a)                          400,000             406,736
--------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec.
  Global Notes, 5.30%,
  08/26/11(a)                                        400,000             406,496
================================================================================
                                                                         813,232
================================================================================

ELECTRIC UTILITIES--4.08%

PPL Energy Supply LLC,
  Sr. Unsec. Unsub. Notes,
  6.20%, 05/15/16(a)                                 460,000             484,030
--------------------------------------------------------------------------------
  -Series A,
  Sr. Unsec. Global Notes,
  6.40%, 11/01/11(a)                                 100,000             104,956
================================================================================
                                                                         588,986
================================================================================

FOOD RETAIL--2.31%

Supervalu Inc., Sr. MTN, 7.50%,
  11/15/14(a)                                        325,000             333,125
================================================================================

                                                   PRINCIPAL
                                                    AMOUNT               VALUE
--------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--1.73%

Wyndham Worldwide Corp., Sr.
  Unsec. Bonds, 6.00%, 12/01/16
  (Acquired 11/30/06; Cost
  $248,853)(b)                                   $   250,000         $   248,853
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--13.76%

AT&T Corp., Sr. Unsec. Gtd.
  Global Notes, 8.00%,
  11/15/31(a)                                        550,000             703,973
--------------------------------------------------------------------------------
British Telecommunications PLC (United Kingdom),
  Global Bonds,
  8.88%, 12/15/30(a)                                 320,000             451,331
--------------------------------------------------------------------------------
  Global Notes,
  8.38%, 12/15/10(a)                                  15,000              16,793
--------------------------------------------------------------------------------
Embarq Corp.,
  Sr. Unsec. Notes,
  6.74%, 06/01/13(a)                                 485,000             505,496
--------------------------------------------------------------------------------
  7.08%, 06/01/16(a)                                  85,000              88,327
--------------------------------------------------------------------------------
Telecom Italia Capital (Luxembourg),
  Sr. Gtd. Global Notes,
  6.20%, 07/18/11(a)                                  15,000              15,423
--------------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes,
  6.00%, 09/30/34(a)                                 175,000             163,301
--------------------------------------------------------------------------------
Verizon Global Funding Corp.,
  Sr. Global Notes, 5.85%,
  09/15/35(a)                                         40,000              39,578
================================================================================
                                                                       1,984,222
================================================================================

INVESTMENT BANKING & BROKERAGE--3.67%

Goldman Sachs Group Inc.,
  Global Bonds, 6.88%,
  01/15/11(a)                                        375,000             401,295
--------------------------------------------------------------------------------
Morgan Stanley, Sr. Unsec. MTN,
  5.63%, 01/09/12(a)                                 125,000             128,212
================================================================================
                                                                         529,507
================================================================================

MANAGED HEALTH CARE--3.46%

WellPoint Inc., Unsec. Unsub.
  Global Bonds, 5.25%,
  01/15/16(a)                                        500,000             499,540
================================================================================

MOVIES & ENTERTAINMENT--5.26%

Time Warner Inc., Sr. Unsec.
  Gtd. Deb., 6.50%, 11/15/36(a)                      240,000             245,590
--------------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Global
  Notes, 6.88%, 04/30/36(a)                          500,000             512,170
================================================================================
                                                                         757,760
================================================================================

MULTI-LINE INSURANCE--3.14%
Liberty Mutual Group Inc.,
  Bonds, 7.50%, 08/15/36
  (Acquired 10/12/06; Cost
  $433,132)(a)(b)                                    400,000             453,028
================================================================================

                                                   PRINCIPAL
                                                    AMOUNT               VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES--4.35%

Dominion Resources Inc.,
  -Series A,
  Sr. Unsec. Unsub. Notes,
  5.60%, 11/15/16(a)                             $   400,000         $   405,648
--------------------------------------------------------------------------------
  -Series C,
  Sr. Unsec. Unsub. Notes,
  5.15%, 07/15/15(a)                                 225,000             222,014
================================================================================
                                                                         627,662
================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.44%

Whiting Petroleum Corp., Sr.
  Unsec. Gtd. Sub. Global
  Notes, 7.25%, 05/01/12(a)                          350,000             351,750
================================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES--13.19%

Bank of America, N.A., Sub.
  Notes, 6.00%, 10/15/36(a)                          350,000             372,393
--------------------------------------------------------------------------------
Citigroup Inc., Sr. Global
  Notes, 5.10%, 09/29/11(a)                          400,000             402,360
--------------------------------------------------------------------------------
General Electric Capital
  Corp.-Series A, Global MTN,
  4.63%, 09/15/09(a)                                  50,000              49,638
--------------------------------------------------------------------------------
JPMorgan Chase & Co., Notes,
  4.60%, 01/17/11(a)                                 200,000             197,812
--------------------------------------------------------------------------------
JPMorgan Chase Capital-Series
  T, Jr. Sub. Notes, 6.55%,
  09/29/36(a)                                        130,000             135,483
--------------------------------------------------------------------------------
Residential Capital Corp., Sr.
  Global Notes, 6.50%,
  04/17/13(a)                                        520,000             539,016
--------------------------------------------------------------------------------
TMK Capital S.A. (OAO TMK)
  (Russia), Unsec. Gtd. Loan
  Participation Notes, 8.50%,
  09/29/09(a)                                        200,000             205,350
================================================================================

                                                                       1,902,052
================================================================================

REINSURANCE--1.27%

Swiss Re Capital I LP, Jr.
  Unsec. Gtd. Sub. Notes,
  6.85%, 11/25/49 (Acquired
  10/17/06; Cost $180,817)(a)(b)                     175,000             182,994
================================================================================

RESIDENTIAL REIT'S--1.64%

ERP Operating LP, Unsec. Unsub.
  Notes, 5.13%, 03/15/16(a)                          240,000             237,067
================================================================================

SPECIALIZED REIT'S--0.53%

Host Hotels & Resorts LP, Sr.
  Notes, 6.88%, 11/01/14
  (Acquired 10/27/06; Cost
  $74,434)(a)(b)                                      75,000              75,750
================================================================================

THRIFTS & MORTGAGE FINANCE--2.91%

Countrywide Financial Corp.,
  Unsec. Sub. Notes, 6.25%,
  05/15/16(a)                                         60,000              62,104
--------------------------------------------------------------------------------
Washington Mutual Bank
  F.A.-Series 11, Sub. Global
  Notes, 6.88%, 06/15/11(a)                          335,000             357,951
================================================================================
                                                                         420,055
================================================================================

                                                  PRINCIPAL
                                                    AMOUNT               VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.04%

Sprint Nextel Corp., Unsec.
  Notes, 6.00%, 12/01/16(a)                      $   150,000         $   150,528
================================================================================
    Total U.S. Dollar Denominated
      Bonds & Notes
      (Cost $11,954,224)                                              12,293,173
================================================================================

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES--31.33%

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--31.33%

  Pass Through Ctfs.,
  6.00%, 09/01/36(a)                                 798,103             807,038
--------------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.50%, 12/01/36(a)(c)                            2,700,000           2,690,719
--------------------------------------------------------------------------------
  6.50%, 12/01/36(a)(c)                            1,000,000           1,020,625
================================================================================
    Total U.S. Government Agency
      Mortgage-Backed Securities
      (Cost $4,452,981)                                                4,518,382
================================================================================

CORP. ASSET-BACKED SECURITIES--2.92%

COLLATERALIZED MORTGAGE OBLIGATIONS--2.92%

GMAC Commercial Mortgage
  Securities Inc.-Series
  2001-C1, Class A2, 6.47%,
  04/15/34 (Cost $416,391)(a)                        400,000             420,576
================================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES--2.15%(d)

GREECE--2.15%

Antenna TV S.A.
  (Broadcasting & Cable TV),
  Sr. Notes, 7.25%, 02/15/15
  (Acquired 08/04/06; Cost
  $282,698)(a)(b)                      EUR           250,000             309,532
================================================================================

U.S. TREASURY SECURITIES--1.97%

U.S. TREASURY BILLS--1.09%

   4.93%, 05/24/07(a)(e)                             161,000(f)          157,196
--------------------------------------------------------------------------------
U.S. TREASURY BONDS--0.88%

   8.13%, 08/15/19(a)                                 30,000              40,120
--------------------------------------------------------------------------------
   6.00%, 02/15/26(a)                                 75,000              87,527
================================================================================
                                                                         127,647
================================================================================
    Total U.S. Treasury Securities
     (Cost $279,982)                                                     284,843
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

                                                       SHARES           VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.59%

Liquid Assets Portfolio
  -Institutional Class(g)                             114,922      $    114,922
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(g)                             114,922           114,922
================================================================================
    Total Money Market Funds
      (Cost $229,844)                                                   229,844
--------------------------------------------------------------------------------
================================================================================
TOTAL INVESTMENTS--125.21%
  (Cost $17,616,120)                                                 18,056,350
--------------------------------------------------------------------------------
================================================================================
OTHER ASSETS LESS LIABILITIES--(25.21)%                              (3,635,513)
--------------------------------------------------------------------------------
================================================================================
NET ASSETS--100.00%                                                $ 14,420,837
--------------------------------------------------------------------------------
================================================================================


Investment Abbreviations:
Ctfs.      --Certificates
Deb.       --Debentures
EUR        --Euro
Gtd.       --Guaranteed
Jr.        --Junior
MTN        --Medium-Term Notes
REIT       --Real Estate Investment Trust
Sec.       --Secured
Sr.        --Senior
Sub.       --Subordinated
TBA        --To Be Announced
Unsec.     --Unsecured
Unsub.     --Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at November 30, 2006 was $17,577,653, which represented 121.89% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2006 was $1,648,157, which represented 11.43% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(d) Foreign denominated security. Principal amount is denominated in currency indicated.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-3

SERIES C


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

SERIES C


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

SERIES C


F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2006.

                                                                          CHANGE IN
                                                                          UNREALIZED                                REALIZED
                                VALUE       PURCHASES     PROCEEDS       APPRECIATION        VALUE     DIVIDEND       GAIN
FUND                           08/31/06      AT COST     FROM SALES     (DEPRECIATION)     11/30/06     INCOME       (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio -
Institutional Class          $  381,800   $  2,629,158  $(2,896,036)    $          --     $ 114,922    $  3,521    $       --
-----------------------------------------------------------------------------------------------------------------------------
Premier  Portfolio -
Institutional Class             381,800      2,629,158   (2,896,036)               --       114,922       3,521            --
=============================================================================================================================
TOTAL INVESTMENTS IN
AFFILIATES                   $  763,600   $  5,258,316  $(5,792,072)    $          --     $ 229,844     $ 7,042   $        --
=============================================================================================================================

NOTE 3 -- FUTURES CONTRACTS

On November 30, 2006, $161,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                             OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 UNREALIZED
                                                                   NUMBER OF       MONTH/          VALUE        APPRECIATION
                            CONTRACT                               CONTRACTS     COMMITMENT       11/30/06     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                            15         Mar-07/Long    $ 1,592,344         $  9,577
=============================================================================================================================
                                                                                                $ 1,592,344         $  9,577
=============================================================================================================================
Euro FX Currency                                                       2         Dec-06/Short   $  (331,500)        $ (2,456)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                            9         Mar-07/Short      (982,688)            (160)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Long Bond                                                        18         Mar-07/Short    (2,058,750)          (8,758)
=============================================================================================================================
                                                                                                $(3,372,938)        $(11,374)
=============================================================================================================================
                                                                                                $(1,780,594)        $ (1,797)
=============================================================================================================================

SERIES C

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2006 was $12,265,881 and $13,440,272, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

            UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                 $ 409,099
------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                    (361)
======================================================================================================
Net unrealized appreciation of investment securities                                       $ 408,738
======================================================================================================
Cost of investments for tax purposes is $17,647,612.

SERIES M

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)


                                                 PRINCIPAL
                                                   AMOUNT               VALUE
--------------------------------------------------------------------------------
CORP. ASSET-BACKED SECURITIES--55.45%

COLLATERALIZED MORTGAGE OBLIGATIONS--55.45%

Banc of America Commercial Mortgage
  Inc.-Series 2006-1, Class A4, Pass
  Through Ctfs., 5.37%, 09/10/45(a)(b)         $    125,000         $    127,381
--------------------------------------------------------------------------------
Commercial Mortgage Pass
  Through Ctfs.-Series 2006-C7,
  Class A4, Pass Through Ctfs.,
  5.77%, 06/10/46(a)(b)                              25,000               26,324
--------------------------------------------------------------------------------
CS First Boston Mortgage
  Securities Corp.-Series
  2004-C5, Class A2, Pass
  Through Ctfs., 4.18%,
  11/15/37(a)                                       290,000              283,404
--------------------------------------------------------------------------------
Freddie Mac REMICS,
  Series 2405, Class PE,
  Pass Through Ctfs.,
  6.00%, 01/15/17(a)                                733,816              751,626
--------------------------------------------------------------------------------
  Series 2425, Class JH,
  Pass Through Ctfs.,
  6.00%, 03/15/17(a)                                680,626              694,572
--------------------------------------------------------------------------------
  Series 2882, Class UJ,
  Pass Through Ctfs.,
  4.50%, 08/15/19(a)                                946,441              922,559
--------------------------------------------------------------------------------
Ge Capital Commercial Mortgage
  Corp.-Series 2001-1, Class
  A2, Pass Through Ctfs.,
  6.53%, 05/15/33(a)                                400,000              422,516
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
  Securities Inc.-Series
  2001-C1, Class A2, Pass
  Through Ctfs., 6.47%,
  04/15/34(a)                                       400,000              420,576
--------------------------------------------------------------------------------
JP Morgan Mortgage Trust-Series
  2006-A3, Class 2A3, Pass
  Through Ctfs., 5.64%,
  05/25/36(a)(b)                                    750,000              767,526
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
  Trust-Series 2001-C2, Class
  A2, Pass Through Ctfs.,
  6.65%, 11/15/27(a)                                400,000              424,969
--------------------------------------------------------------------------------
Lehman Brothers Floating Rate
  Commercial Mortgage
  Trust-Series 2006-CCL, Class
  L, Floating Rate Pass Through
  Ctfs., 7.27%, 01/15/21
  (Acquired 03/31/06; Cost
  $120,000)(a)(b)(c)                                120,000              118,851
--------------------------------------------------------------------------------
Morgan Stanley Capital I-Series
  2006-IQ11, Class A4, Pass
  Through Ctfs., 5.77%,
  10/15/42(a)(b)                                  1,000,000            1,048,347
--------------------------------------------------------------------------------
Structured Adjustable Rate
Mortgage Loan Trust,
  Series 2004-1, Class 3A1,
  Pass Through Ctfs.,
  5.43%, 02/25/34(a)(b)                             809,874              829,567
--------------------------------------------------------------------------------
  Series 2004-6, Class 1A,
  Pass Through Ctfs.,
  4.39%, 06/25/34(a)(b)                             450,389              458,956
--------------------------------------------------------------------------------



                                                 PRINCIPAL
                                                   AMOUNT               VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)

Wells Fargo Mortgage Backed Securities Trust,
  Series 2005-AR12, Class 2A6,
  Floating Rate Pass Through Ctfs.,
  4.32%, 07/25/35(a)(b)                        $    459,158         $    456,159
--------------------------------------------------------------------------------
  Series 2005-AR8, Class 2A1,
  Pass Through Ctfs.,
  4.49%, 06/25/35(a)(b)                             274,488              273,215
================================================================================
    Total Corp. Asset-Backed Securities
      (Cost $7,874,382)                                                8,026,548
================================================================================

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES--49.53%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)--49.53%

  Pass Through Ctfs.,
  5.50%, 11/01/34 to 02/01/35(a)                    987,105              985,461
--------------------------------------------------------------------------------
  5.00%, 02/01/35(a)                              1,284,540            1,257,685
--------------------------------------------------------------------------------
  6.00%, 09/01/36(a)                                798,103              807,039
--------------------------------------------------------------------------------
  Pass Through Ctfs., TBA,
  5.50%, 12/01/36(a)(d)                           2,700,000            2,690,719
--------------------------------------------------------------------------------
  6.50%, 12/01/36(a)(d)                           1,400,000            1,428,875
================================================================================
    Total U.S. Government Agency
      Mortgage-Backed Securities
      (Cost $7,045,504)                                                7,169,779
================================================================================

U.S. TREASURY SECURITIES--21.25%

U.S. TREASURY BILLS--0.69%

   4.93%, 05/24/07(a)(e)                            102,000(f)            99,590
================================================================================

U.S. TREASURY NOTES--0.07%

   4.88%, 02/15/12(a)                                10,000               10,214
================================================================================

U.S. TREASURY BONDS--20.49%

   8.13%, 08/15/19(a)                             1,100,000            1,471,074
--------------------------------------------------------------------------------
   5.25%, 02/15/29(a)                             1,380,000            1,494,499
================================================================================
                                                                       2,965,573
================================================================================
    Total U.S. Treasury Securities
     (Cost $2,938,374)                                                 3,075,377
================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--0.36%

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--0.36%

  Unsec. Global Notes , 5.50%,
  03/15/11
  (Cost $50,847)(a)                                  50,000               51,550
================================================================================

SERIES M



                                                   SHARES               VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.83%

Liquid Assets Portfolio
  -Institutional Class(g)                           132,729         $    132,729
--------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(g)                           132,729              132,729
================================================================================
    Total Money Market Funds
      (Cost $265,458)                                                    265,458
================================================================================
TOTAL INVESTMENTS--128.42%
  (Cost $18,174,565)                                                  18,588,712
--------------------------------------------------------------------------------
================================================================================
OTHER ASSETS LESS LIABILITIES--(28.42)%                               (4,114,098)
--------------------------------------------------------------------------------
================================================================================
NET ASSETS--100.00%                                                 $ 14,474,614
--------------------------------------------------------------------------------
================================================================================


Investment Abbreviations:
Ctfs.      --Certificates
REMIC      --Real Estate Mortgage Investment Conduit
TBA        --To Be Announced
Unsec.     --Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at November 30, 2006 was $18,323,254, which represented 126.59% of the Fund's Net Assets. See Note 1A.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2006.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at November 30, 2006 represented 0.82% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(d) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-9

SERIES M


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

SERIES M

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

Series M


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended November 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED                                  REALIZED
                        VALUE        PURCHASES            PROCEEDS      APPRECIATION        VALUE       DIVIDEND       GAIN
FUND                   08/31/06       AT COST           FROM SALES     (DEPRECIATION)     11/30/06       INCOME       (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class  $  292,122     $  1,306,085      $  (1,465,478)    $         --      $  132,729    $ 2,066       $    --
-----------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-
Institutional Class     292,122        1,306,085         (1,465,478)              --         132,729      2,065            --
=============================================================================================================================
TOTAL INVESTMENTS
IN AFFILIATES        $  584,244     $  2,612,170      $  (2,930,956)    $         --      $  265,458    $ 4,131       $    --
=============================================================================================================================

NOTE 3 -- FUTURES CONTRACTS

On November 30, 2006, $102,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                    OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------
                                                                                            UNREALIZED
                                     NUMBER OF          MONTH/            VALUE            APPRECIATION
            CONTRACT                 CONTRACTS        COMMITMENT         11/30/06         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes             28          March-07/Long       $ 3,057,250       $     15,690
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds             23          March-07/Short       (2,630,625)           (11,184)
===========================================================================================================
                                                                        $   426,625       $      4,506
===========================================================================================================

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2006 was $3,793,336 and $3,945,623, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

             UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                                   $384,585
-------------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                                   (1,149)
=======================================================================================================
Net unrealized appreciation of investment securities                                         $383,436
=======================================================================================================
Cost of investments for tax purposes is $18,205,276.

Item 2. Controls and Procedures.

     (a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Core Allocation Portfolio Series


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: January 26, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 26, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.